October 2, 2009

U.S. Securities and Exchange Commission 100 F Street, N.E.

Washington, DC 20549

RE: VANGUARD SPECIALIZED FUNDS (THE TRUST)
FILE NO. 2-88116
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Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

The Vanguard Group, Inc.

Laura J. Merianos
Senior Counsel